SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 232,962
Net book value	280,172		$ 232,962
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	320,802		289,277
Additions	63,022	[1]	31,525	[2]
Net book value	383,824		320,802
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(87,840)		(73,116)
Depletion and depreciation	15,812		14,724
Net book value	(103,652)		(87,840)
Development and production assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	232,907
Net book value	280,118		232,907
Development and production assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	319,355		287,839
Additions	63,000	[1]	31,516	[2]
Net book value	382,355		319,355
Development and production assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(86,448)		(71,747)
Depletion and depreciation	15,789		14,701
Net book value	(102,237)		(86,448)
Processing and other equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	55
Net book value	54		55
Processing and other equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,447		1,438
Additions	22	[1]	9	[2]
Net book value	1,469		1,447
Processing and other equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(1,392)		(1,369)
Depletion and depreciation	23		23
Net book value	$ (1,415)		$ (1,392)

[1]	Includes non-cash additions of $226 from capitalized stock-based compensation and $198 from assets related to ARO liabilities.
[2]	Includes non-cash additions of $162 from capitalized stock-based compensation and $112 from assets related to ARO liabilities.